Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign

Loss before income taxes were as follows:

	Year Ended December 31,
(in thousands)	2019	2018	2017
Domestic	$(159,429)	$(139,568)	$(118,331)
Foreign	—	—	(2,256)

Loss before income taxes	$(159,429)	$(139,568)	$(120,587)

Reconciliations of Statutory Federal Income Tax to Effective Tax Rate

Reconciliations of the statutory federal income tax provision (benefit) to our effective tax are as follows:

	Year Ended December 31,
(in thousands)	2019	2018	2017
Tax benefit at statutory federal rate (1)	$(33,480)	$(29,309)	$(40,999)
Research and development credits	(4,723)	(4,064)	(1,858)
Other changes in valuation allowance	36,379	42,902	(35,783)
Nondeductible/nontaxable items	1,429	108	738
Other	395	(153)	224
Sale of intellectual property (2)	—	(14,008)	14,008
Foreign rate differential and withholding taxes	—	2,370	767
Impact of the Tax Reform Act	—	5,154	62,903

Income tax provision	$—	$3,000	$—

(1)	U.S. federal statutory rate was 21%, for the years ended December 31, 2019 and 2018, and 35% for the year ended December 31, 2017.
(2)

This represents the tax effect of an intra-entity sale between us and our wholly owned subsidiary, Revance International Limited, which was eliminated for financial reporting purposes (discussed below).

Significant Components of Deferred Tax Assets

Components of our deferred tax assets, net were as follows:

	Year Ended December 31,
(in thousands)	2019	2018
Deferred tax assets
Net operating loss carryforward	$184,879	$146,618
Accruals and reserves	1,537	2,191
Stock-based compensation	6,241	5,173
Tax credits	17,449	12,230
Fixed and intangible assets	2,803	3,328
Deferred revenue	10,703	—
Operating lease liabilities	6,174	—
Other	19	—

Total deferred tax assets	229,805	169,540
Less: valuation allowance (1)	(224,222)	(169,540)

Deferred tax assets, gross	5,583	—
Deferred tax liabilities
Operating lease right of use assets	(5,583)	—

Deferred tax assets, net	$—	$—

(1)

The valuation allowance for the year ended December 31, 2019 increased by $54.7 million, compared to the same period in 2018, primarily due to net operating losses and credits generated in those years.

Unrecognized Tax Benefit

The unrecognized tax benefit was as follows:

	Year Ended December 31,
(in thousands)	2019	2018	2017
Balance at the beginning of the period	$4,200	$2,577	$1,819
Additions for prior years	—	333	—
Additions for current year	1,498	1,290	758

Balance at the end of the period	$5,698	$4,200	$2,577